Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	RDA Microelectronics, Inc.
Entity Central Index Key	0001493637
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	257,092,875
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 66,178	$ 98,920
Short-term investments	76,009	7,142
Accounts receivable (including 1,273 and 22,822 due from a related party as of December 31, 2010 and 2011, respectively)	43,415	22,715
Inventories	36,095	35,494
Prepaid expenses and other current assets	7,122	1,580
Deferred tax assets	14	5
Total current assets	228,833	165,856
Property and equipment, net	5,451	2,201
Investment	48
Other long-term assets	8,050	62
Deferred tax assets		127
Total assets	242,382	168,246
Current liabilities:
Accounts payable	32,543	20,524
Accrued expenses and other current liabilities	28,253	12,934
Deferred revenue	10,651	6,722
Total current liabilities	71,447	40,180
Total liabilities	71,447	40,180
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares, (USD0.01 par value; 294,000,000 shares authorized, 261,510,076 shares issued and outstanding as of December 31, 2010, and 254,451,268 shares issued and outstanding as of December 31, 2011)	2,639	2,615
Additional paid-in capital	117,478	113,360
Recourse loans	(509)
Accumulated other comprehensive income	1,136	695
Treasury stock	(12,835)
Retained earnings	63,026	11,396
Total shareholders' equity	170,935	128,066
Total liabilities and shareholders' equity	$ 242,382	$ 168,246

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, due from a related party (in dollars)	$ 22,822	$ 1,273
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	294,000,000	294,000,000
Ordinary shares, shares issued	254,451,268	261,510,076
Ordinary shares, shares outstanding	254,451,268	261,510,076

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 288,862	$ 191,163	$ 118,373
Cost of revenue	(189,116)	(134,258)	(87,410)
Gross profit	99,746	56,905	30,963
Operating expenses:
Research and development	(32,756)	(25,815)	(14,475)
Selling, general and administrative	(14,074)	(9,939)	(4,649)
Total operating expenses	(46,830)	(35,754)	(19,124)
Income from operations	52,916	21,151	11,839
Interest income	1,925	209	57
Other income / (expenses), net	1,460	280	(213)
Income before income tax expense	56,301	21,640	11,683
Income tax expense	(4,671)	(2,508)	(377)
Net income	51,630	19,132	11,306
Amount allocated to participating preferred shareholders		(12,112)	(7,449)
Net income attributable to ordinary shareholders	51,630	5,279	1,827
Earnings per ordinary share
Basic (in dollars per share)	$ 0.2	$ 0.06	$ 0.05
Diluted (in dollars per share)	$ 0.19	$ 0.05	$ 0.03
Weighted average ordinary shares used in per share calculation
Basic (in shares)	262,542,760	82,221,102	38,671,413
Diluted (in shares)	278,805,558	97,358,770	58,901,016
Other comprehensive income
Net income	51,630	19,132	11,306
Cumulative translation adjustments	441	223	6
Comprehensive income	52,071	19,355	11,312
Share-based compensation allocated in operating expenses
Share-based compensation	3,881	8,375	842
Research and development
Share-based compensation allocated in operating expenses
Share-based compensation	2,053	4,990	532
Selling, general and administrative
Share-based compensation allocated in operating expenses
Share-based compensation	1,828	3,385	310
Series A Preferred Shares
Operating expenses:
Accretion/cumulative dividends for Preferred Shares		(680)	(794)
Series B Preferred Shares
Operating expenses:
Accretion/cumulative dividends for Preferred Shares		(374)	(436)
Series C Preferred Shares
Operating expenses:
Accretion/cumulative dividends for Preferred Shares		$ (687)	$ (800)

CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY / (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Convertible Redeemable Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Recourse Loans	Accumulated Other Comprehensive Income	Treasury Stock	Retained Earnings/(Accumulated Deficit)
Balance at Dec. 31, 2008	$ (15,620)	$ 30,318	$ 374	$ 2,582		$ 466		$ (19,042)
Balance (in shares) at Dec. 31, 2008		157,629,642	37,434,517
Increase (Decrease) in Shareholders' Equity
Net income for the year	11,306							11,306
Foreign currency translation adjustment	6					6
Recourse loans issued to employees for stock option exercises	(1,795)				(1,795)
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	1,795		129	1,666
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)			12,899,062
Interest accrual on recourse loans	(5)				(5)
Repayment of recourse loans	133				133
Share-based compensation	842			842
Balance at Dec. 31, 2009	(3,338)	30,318	503	5,090	(1,667)	472		(7,736)
Balance (in shares) at Dec. 31, 2009		157,629,642	50,333,579
Increase (Decrease) in Shareholders' Equity
Net income for the year	19,132							19,132
Issuance of ordinary shares in the initial public offering	67,481		508	66,973
Issuance of ordinary shares in the initial public offering (in shares)			50,802,000
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering	30,318	(30,318)	1,576	28,742
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering (in shares)		(157,629,642)	157,629,642
Issuance of restricted shares	8		8
Issuance of restricted shares (in shares)			794,213
Foreign currency translation adjustment	223					223
Interest accrual on recourse loans	(46)				(46)
Repayment of recourse loans	1,713				1,713
Issuance of ordinary shares to an investor	4,200		20	4,180
Issuance of ordinary shares to an investor (in shares)			1,950,642
Share-based compensation	8,375			8,375
Balance at Dec. 31, 2010	128,066		2,615	113,360		695		11,396
Balance (in shares) at Dec. 31, 2010			261,510,076
Increase (Decrease) in Shareholders' Equity
Net income for the year	51,630							51,630
Repurchase of share	(12,835)						(12,835)
Repurchase of share (in shares)			(9,461,970)
Foreign currency translation adjustment	441					441
Recourse loans issued to employees for stock option exercises	(509)				(509)
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	261		24	237
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)			2,403,162
Share-based compensation	3,881			3,881
Balance at Dec. 31, 2011	$ 170,935		$ 2,639	$ 117,478	$ (509)	$ 1,136	$ (12,835)	$ 63,026
Balance (in shares) at Dec. 31, 2011			254,451,268

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net income	$ 51,630	$ 19,132	$ 11,306
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,125	754	571
Loss on disposal of property, equipment		4	4
Inventory write-down	11,037	3,120	2,910
Share-based compensation	3,881	8,375	842
Deferred income taxes	118	140	186
Interest income from recourse loans		(46)	(5)
Changes in operating assets and liabilities
Accounts receivable	(20,700)	(18,112)	291
Inventories	(11,638)	(13,211)	(20,232)
Prepaid expenses, other current and long-term assets	(3,500)	(273)	(1,226)
Accounts payable	12,019	341	12,574
Accrued expenses and other current liabilities	15,319	5,245	3,946
Deferred revenue	3,929	1,303	2,795
Net cash provided by operating activities	63,220	6,772	13,962
Cash flow from investing activities:
Sales of short-term investments	63,901	9,070	732
Purchase of short-term investments	(132,696)	(14,661)	(2,050)
Purchase of property and equipment	(4,390)	(571)	(1,316)
Proceeds from disposal of property and equipment	15
Prepayment of long-term assets	(7,810)
Payment of the deposit fee for IP aquisition (Note 4)	(2,220)
Long term investment	(48)
Changes in restricted cash		350
Net cash used in investing activities	(83,248)	(5,812)	(2,634)
Cash flow from financing activities:
Proceeds from repayment of recourse loans		1,713	133
Issuance recourse loans	(509)
Proceeds from issuance of ordinary shares		71,681
Proceeds from issuance of shares upon exercise of stock options	261
Repurchase shares	(12,835)
Proceeds from issuance of restricted shares		8
Net cash provided/(used in) by financing activities	(13,083)	73,402	133
Effect of foreign exchange rate changes on cash and cash equivalents	369	(80)	7
Net increase/(decrease) in cash and cash equivalents	(32,742)	74,282	11,468
Cash and cash equivalents - beginning of year	98,920	24,638	13,170
Cash and cash equivalents - end of year	66,178	98,920	24,638
Supplemental disclosure of cash flow information
Cash paid for income taxes	4,336
Supplemental disclosure of non-cash investing and financing activities:
Issuance of recourse loans in connection with stock option exercise			1,795
Conversion of preferred shares to ordinary shares		$ 30,318

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1.  DESCRIPTION OF BUSINESS

RDA Microelectronics, Inc. is a holding company incorporated in the British Virgin Islands (“BVI”) on January 8, 2004. In July 2008, it changed its name to RDA Microelectronics (BVI), Inc (“RDA Micro BVI”).

RDA Microelectronics, Inc. (the “Company”) was established in the Cayman Islands (“Cayman”) on May 26, 2008. On August 12, 2008, all of the then existing preferred and ordinary shareholders of RDA Micro BVI exchanged their respective shares of RDA Micro BVI for an equivalent number of shares of the Company in equivalent classes. As a result, RDA Micro BVI became a wholly-owned subsidiary of the Company on August 12, 2008. The rights of the preferred and ordinary shares issued by the Company are the same as those originally issued by RDA Micro BVI. The accompanying consolidated financial statements reflect the reorganization in August 2008 and have been prepared as if the current corporate structure had been in existence throughout all relevant periods.

The accompanying consolidated financial statements include the financial statements of the Company and its following wholly-owned subsidiaries:

Name of subsidiaries	Place of incorporation	Date of incorporation	Principal activities

RDA Micro BVI	BVI	January 8, 2004	Investment in other subsidiaries

RDA International, Inc. (“RDA International”)	BVI	September 30, 2005	Dormant since January 1, 2010 (Purchase of materials and holding of intellectual properties (“IP”) prior to December 31, 2009)

RDA Technologies, Inc. (“RDA US”)	United States of America (“US”)	September 24, 2004	Dormant (closed in 2009)

RDA Technologies Limited (“RDA Tech”)	Hong Kong	November 14, 2007	Purchase of materials and holding of intellectual properties (“IP”) since January 1, 2010; Sales of products

RDA Microelectronics (Shanghai) Co., Ltd. (“RDA Shanghai”)	Shanghai, the People’s Republic of China (“PRC”)	April 13, 2004	Research and development

RDA Microelectronics (Beijing) Co., Ltd. (“RDA Beijing”)	Beijing, PRC	December 20, 2005	Research and development

The principal activities of the Company are to design, develop and market Radio-Frequency and Mixed-Signal System on Chip Integrated Circuits for the cellular, broadcast and connectivity markets.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1)  Basis of Presentation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(2)  Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

(3)  Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ materially from such estimates.

(4)  Fair Value of Financial Instruments

On January 1, 2008, the Company adopted Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for financial assets and liabilities. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. FASB ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets at fair value. The adoption did not have a material impact on the Company’s consolidated financial statements.

The Company’s financial instruments consist principally of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, accounts payable and certain accrued expenses. Short-term investments are limited to time deposits with original maturities longer than three months and less than one year. As of December 31, 2010 and 2011, the respective carrying values of financial instruments approximated their fair values based on their short-term maturities.

Financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

As of December 31, 2010	Level 1	Level 2	Level 3	Total
Cash equivalents	81,680	—	—	81,680
Short-term investments	7,142	—	—	7,142
Total	88,822	—	—	88,822

As of December 31, 2011	Level 1	Level 2	Level 3	Total
Cash equivalents	42,384	—	—	42,384
Short-term investments	76,009	—	—	76,009
Total	118,393	—	—	118,393

(5)  Cash and Cash Equivalents

Cash and cash equivalents are cash on demand, money market fund and time deposits with original maturities of three months or less.

(6)  Short-term Investments

Short-term investments are time deposits with original maturities longer than three months and less than one year.

(7)  Concentration of Credit Risks

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, restricted cash and accounts receivable.

As of December 31, 2010 and 2011, substantially all of the Company’s cash and cash equivalents and time deposits were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Company has not experienced any losses on its deposits of cash and cash equivalents, short-term investments and restricted cash.

The following table summarizes the percentage of the Company’s revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue for the years ended December 31, 2009, 2010 and 2011, and over 10% of accounts receivable as of December 31, 2010 and 2011, respectively:

Revenue	Year Ended December 31,
	2009	2010	2011
Company A	58%	53%	52%
Company B	19%	12%	1%
Company C	15%	15%	14%
Company D	—	—	18%
Company E	—	—	2%

Accounts receivable	December 31,
	2010	2011
Company A	63%	22%
Company C	19%	11%
Company E	6%	53%

The Company establishes credit limits for each distributor and customers and reviews such limits prior to product shipment. The Company believes that its distributors have high credit quality. As a result, it is not exposed to unusual credit risk and generally does not require collateral from the distributors.

(8)  Allowance for Doubtful Accounts

Accounts receivable are initially recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and economic conditions that may affect a customer’s ability to pay. The Company did not record any allowance for doubtful accounts as of December 31, 2010 and 2011. For the periods presented, the Company did not write off any accounts receivable.

(9)  Inventories

Inventories are stated at the lower of cost (weighted average) or market. Cost comprises of direct material, shipping and handling, and overhead incurred to bring the inventories to their present location and condition. Due to its master agreements with distributors allowing for price protection and product return, the Company’s inventory balance includes products at cost held by distributors that have not been sold through to customers, even though the distributors hold legal title to such products. The Company performs impairment testing based on the following assessment for inventories held at the Company’s premises and held by distributors. Inventory write-downs are provided for obsolete and excess inventory based on management’s forecasts of demand over specific future time horizons, and for the excess of the carrying value over their estimated market value less costs to dispose which relies on forecasts of average selling prices in future periods. If economic, competitive or other factors cause market conditions to be less favorable than those projected by management, additional inventory write-downs may be required and they could have a material adverse effect on the Company’s future results of operations. In addition, the Company records a liability for firm, noncancelable, and unconditional purchase commitments with suppliers for quantities in excess of the Company’s future demand forecasts consistent with its valuation of excess and obsolete inventory.

(10)  Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, which are computed using the straight- line method over the following estimated useful lives:

Equipment and office furniture	3-5 years
Motor vehicles	5 years
Software	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful lives

Repair and maintenance costs are expensed as incurred. Upon retirement or other disposition of property and equipment, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in operations.

(11)  Investments

The Company applies ASC 323, Investments, in accounting for its investments. Under ASC 323, equity method is used for investments in entities in which the Company has the ability to exercise significant influence but does not otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. As of December 31, 2010, the Company did not have any investments accounted for under equity investment. As of December 31, 2011, the Company has an investment accounted for using cost method as described in Note 7.

The Company continually reviews its investments in subsidiaries to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value, which becomes the new basis of the investment. No impairment losses were recorded for the years ended December 31, 2009, 2010 and 2011.

(12)  Impairment of Long-lived Assets

The Company applies ASC 360, Property, Plant and Equipment. In accordance with these standards, the Company reviews its long- lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets. No impairment of long-lived assets was recorded for the periods presented.

(13)  Revenue Recognition

In accordance with ASC 605, Revenue Recognition, the Company recognizes revenue when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured.

The Company sells the majority of its products through distributors under arrangements allowing for price protection and product return. If the Company decreases the price of any products, a distributor will receive a credit to adjust the inventory held by the distributor to the new decreased price. In addition, if the price to the customer was lower than the price paid to the Company by the distributor, the distributor will receive a credit for the difference. The master agreements with distributors do not restrict the amount or time period of price protection on unsold products. The Company may be required to grant price discounts below the cost of a product if the market price for such product declines significantly. Through December 31, 2010 and 2011, the Company has not experienced such a price decline that would reduce selling price below cost. The amount or time period of return rights vary by distributor, but generally, distributors have the right to return unsold products. Due to rapid changes in technology, consumer preferences and prices, the Company cannot reliably estimate its returns or price adjustments. Accordingly, the Company does not recognize revenue until the products are sold to the customers by the distributors and the above criteria are met. The related products held by distributors are included in the Company’s inventory balance at lower of cost or market price. The Company records product shipping costs in cost of sales. The Company’s distribution agreements are effective until terminated by either party and may be terminated by either party without cause with 30 days’ written notice. In the event of termination, the Company is required to repurchase unsold inventory from the distributor, and if the distributor terminates without cause, the repurchase price will be reduced by a 5% handling charge.

The Company also provides cash rebate directly to certain selected customers where the Company agreed to reimburse these customers for any purchase price they paid to the distributors or the Company exceeds the price the Company agreed directly with them. The amount of cash rebate is recorded as a reduction of revenue. The revenue is recognized when all of the above criteria are met.

For the years ended December 31, 2009, 2010 and 2011, 98%, 90% and 90% of the total revenue are from sales through distributors.

The Company does not accept product returns from customers except for returns subject to warranty. The Company accrues for warranty costs based on its historical experience.

(14)  Deferred Revenue

Deferred revenue includes the revenue relating to the Company’s products held by the distributors, which will be recognized when the distributors sell these products to customers.

(15)  Government Subsidies

Government subsidies related to the Company’s research and development activities are originally recorded as liabilities when received and then are recognized as a reduction to expenses in the period when the Company has reasonable assurance that it complies with the conditions attached to the subsidies and the subsidies are received. This is typically after the Company passes an inspection. If the subsidy does not carry any conditions, the Company records the amount as a reduction of research and development expense in the period the cash is received. Government subsidies related to depreciable assets are recorded as a reduction to the carrying value of the related assets. For the years ended December 31, 2009, 2010 and 2011, the Company recorded USD303, USD453 and nil government grant subsidies as a deduction to research and development expense. For the years ended December 31, 2009, 2010 and 2011, the Company recorded nil government grants as a deduction to the carrying value of the depreciable assets. As of December 31, 2010 and 2011, the Company record a deferred liability for cash subsidy received from the PRC government of approximately USD1,463 and USD1,676 because the government had not completed its inspection for these subsidies at the respective period end.

(16)  Research and Development Costs and Software Development Costs

The Company’s research and development cost, which mainly includes salaries, material costs, license fees paid to third parties for developed technologies and specific equipment depreciation, are expensed as incurred.

The Company accounts for internally generated software development costs in accordance with ASC 350, Intangibles. Capitalization of eligible software development costs begins upon the establishment of technological feasibility of the product and ends when the product is available for internal use. To date, the period between achieving technological feasibility, which the Company has defined as establishment of a working model and typically occurs when beta testing commences, and the general availability of such software is generally very short. The software development costs qualified for capitalization have been insignificant. Accordingly, the Company has not capitalized any internally generated software development costs.

(17)  Advertising costs

The Company expenses all advertising costs as incurred. Advertising costs were not material for any of the periods presented.

(18)  Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments net of incentives from the leasing company are expensed on a straight-line basis over the lease periods.

(19)  Share-based Compensation

The Company accounts for the stock options granted to employees under provisions of ASC 718, Stock Compensation, which requires all grants of stock options to be recognized in the financial statements based on their grant date fair values. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled.

The Company recognizes compensation expense on share-based awards with only a service condition on a straight-line basis over the requisite service period and for share-based awards with both service and performance conditions on a graded-vesting basis. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any.

The Company accounts for the grant to nonemployees under the provision of ASC 505-50, Equity- Based Payments to Nonemployees in the statements of operations. The options granted to nonemployees are recognized in the financial statements at fair value on the date when the consultant’s performance is complete. The Company recognizes such compensation expense in operating expenses once they are vested.

(20)  Income Taxes

The Company adopted ASC 740, Income Tax, according to which income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company classifies the deferred tax assets which are expected to be realized over one year in noncurrent assets. Generally accepted accounting principles require that the reliability of net deferred tax assets be evaluated on an ongoing basis. A valuation allowance is recorded to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Accordingly, the Company considers various tax planning strategies, forecasts of future taxable income and its most recent operating results in assessing the need for a valuation allowance. A valuation allowance is recorded where it is more likely than not that the loss carry-forwards and deferred tax assets will not be realized. The effect on deferred tax assets and liabilities arising from a change in tax rates is recognized in the statements of operations in the period of such change.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in the financial statements and prescribes a recognition threshold and a measurement attribute for financial statement recognition and measurement of tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, but it prohibits any discounting of any of the related tax effects for the time value of money. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as other expenses. ASC 740 also mandates expanded financial statement disclosure about uncertainty in income tax reporting positions.

(21)  Comprehensive Income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of cumulative adjustments from foreign currency translation.

(22)  PRC Statutory Reserves

The Company’s PRC subsidiaries are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations until the general reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. During the year ended 2009, 2010 and 2011, no statutory reserves have been appropriated.

(23)  Dividends

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined by PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves as described in Note 2(22).

(24)  Segment Reporting

Based on the criteria established by ASC 280 Segment Reporting, the Company currently operates and manages its business as a single operating segment. The Company primarily generates its revenues all from distributors located in Hong Kong. For the years ended December 31, 2009, 2010 and 2011, 2%, 10%, and 10% of the total revenue, respectively, are from direct sales to customers which are located in the PRC. One customer of the Company is located outside the PRC and Hong Kong, which had less than 1% of total sales for all periods presented. In addition, all of the Company’s long-lived assets are located in the PRC. The Company does not present enterprise-wide product disclosures because its products are essentially the same.

(25)  Earnings Per Share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participation rights. Net losses are not allocated to other participating securities if based on their participation rights they are not obligated to fund losses. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares using the if-converted method and ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(26)  Foreign Currency Translation and Foreign Currency Risk

The functional currency of the Company, RDA Micro (BVI), RDA US, RDA International and RDA Tech is the United States dollar (“USD”). The functional currency of the Company’s subsidiaries in the PRC, RDA Shanghai and RDA Beijing, is the Renminbi (“RMB”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date and nonmonetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the historical exchange rate. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred.

Transaction gains and losses are recognized in the consolidated statements of operations.

The Company has chosen the USD as the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the year. Translation gains and losses are accounted for as foreign currency translation adjustment which is a component of shareholders’ equity / (deficit).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents, restricted cash and time deposit denominated in RMB amounted to USD4,174 and USD 35,877 as of December 31, 2010 and 2011, respectively.

(27)  Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of these standards is not expected to have an impact on our financial position or results of operations.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

3.  INVENTORIES

Inventories consisted of the following:

	December 31,
	2010	2011
Raw materials	15,567	10,861
Work in progress	573	—
Finished goods	19,354	25,234
	35,494	36,095

As of December 31, 2010 and 2011, the carrying value of finished goods held by distributors for which they hold title were USD4,176 and USD5,819, respectively. For the years ended December 31, 2009, 2010 and 2011, inventory write-downs in raw materials and finished goods of USD2,910, USD3,120 and USD 11,037 respectively, were included in the “cost of revenue” to reflect excess inventories and the lower of cost or market.

As of December 31, 2010 and 2011, USD4,602 and USD 8,479 of the Company’s inventory had been written down to zero balance, respectively.

The movement of inventory write-downs for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009	2010	2011
Beginning of year	575	3,442	4,914
Addition during the year	2,910	3,120	11,037
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	—	1,536	—
Write-off during the year	(43)	(3,184)	(6,889)
End of year	3,442	4,914	9,062

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.  PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2010	2011
Prepaid license fees and usage fee	1,353	1,627
Prepayment for IP acquisition	—	2,220
Prepaid income tax	—	1,768
Deposit for share repurchase program	—	477
Interest receivable	—	308
Rental deposits	93	76
Others	134	646
	1,580	7,122

The Company entered into a term sheet with a certain related party to acquire certain intellectual properties (“IPs”) for future business development. As of December 31, 2011, the Company has paid USD2,220 as part of the deposit fee which is refundable subject to certain termination conditions, in accordance with the term sheet with the total purchase price still being negotiated, and detail terms have not yet been finalized. Please refer to Note (19) for subsequent event.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2010	2011
Equipment and office furniture	4,072	7,542
Motor vehicles	55	43
Software	248	261
Leasehold improvement	225	1,114
	4,600	8,960
Less: Accumulated depreciation and amortization	(2,399)	(3,509)
	2,201	5,451

Depreciation and amortization expense was USD571, USD754 and USD 1,125 for the years ended December 31, 2009, 2010 and 2011, respectively.

OTHER LONG TERM ASSET	12 Months Ended
Dec. 31, 2011
OTHER LONG TERM ASSET
OTHER LONG TERM ASSET

6.  OTHER LONG TERM ASSET

	December 31,
	2010	2011
Long term deposit	62	240
Long term prepayment for property and equipment	—	310
Long term prepayment for license fee	—	7,500
	62	8,050

Long term prepayment for license fee

Included in long term prepayment for license fee is USD7,500 prepayment for an intellectual property license and development agreement the Company signed with Trident Microsystems (“Trident”) on December 29, 2011. According to the terms of this agreement, the Company will pay a total of USD16,000 in cash to secure a non-exclusive, worldwide, non-transferable license to develop, manufacture and sell derivative versions of the Trident SX5 Digital TV system-on-chip platform for a period of 10 years. The Company is obligated to pay the remaining purchase amount after the Company receives the license from Trident, as discussed in Note 19.

INVESTMENT	12 Months Ended
Dec. 31, 2011
INVESTMENT
INVESTMENT

7.  INVESTMENT

In September 2011, the Company, through RDA Shanghai, acquired a 10% stake in Lulian Shanghai Co Ltd (“Lulian”) for a consideration of RMB 0.3 million. The Company has no board representation in Lulian and does not have ability to exercise significant influence over Lulian. The Company accounts for this investment using the cost method.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2010	2011
Accrued payroll and other compensation, including annual performance bonus	4,289	13,738
Taxes payable	2,940	4,953
Government subsidies	1,463	1,676
Unearned commission received from depository bank	912	677
Accrued professional services fees	669	1,039
Accrued royalty	461	999
Rebate to end customers and distributors	522	1,526
Accrued warranty	406	495
Accrued license fee	250	560
Accrued annual leave	195	459
Advances from customers	126	332
Accrued freight	124	170
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	—	235
Others	577	1,394
	12,934	28,253

Royalty

In June 2009, the Company entered into a license and technology agreement with a third party, which requires the Company to pay royalty fees based on the percentages of revenue derived from certain products using the licensed technology. The Company included royalty expense of USD 507, USD 1,516 and USD 2,013 in cost of revenue for the years ended December 31, 2009, 2010 and 2011.

Unearned commission received from depository bank

In 2010, the Company entered into an agreement with a depository bank, which agreed to reimburse up to USD 1,294 to the Company’s expenses incurred in connection with the advancement of the Company’s ADR and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as liabilities and then recognized as a reduction to selling, general and administrative expenses over the beneficial period.

The Company received USD 949 and USD38 in the years ended December 31, 2010 and 2011 and recorded USD37 and USD 273 as a reduction of selling, general and administrative expense for the years ended December 31, 2010 and 2011, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

9.  INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company, being a Cayman incorporated company, is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

BVI

Under the current laws of BVI, RDA Micro BVI and RDA International, being BVI incorporated companies, are not subject to tax on income or capital gain. In addition, upon payments of dividends by these companies to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

RDA Tech, the Company’s subsidiary, is incorporated in Hong Kong. Prior to 2010, RDA Tech was a trading entity whose profits were fully subject to profits tax at the prevailing rate of 16.5%. Beginning in 2010, RDA Tech started to have substantial involvement in manufacturing arrangements in the PRC, and began to claim 50% of its profits as offshore sourced and excluded from profits subject to the 16.5% prevailing profits tax rate.  The Company has received an inquiry letter from Hong Kong Inland Revenue Department seeking information resulting in the 50% of its profits as offshore sourced excluded from profits applied. The Company does not believe it will result in a change in the tax position. If the tax authority determines that RDA Hong Kong should not have enjoyed the preferential tax treatment, then it would be subject to additional USD2,368 and USD4,553 in tax liabilities for the years ended December 31, 2010 and 2011 respectively.

PRC

Prior to January 1, 2008, the Company’s subsidiaries, RDA Shanghai and RDA Beijing that were established in the PRC were subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the Enterprise Income Tax Law and the Income Tax Law of the PRC Concerning Foreign Investment Enterprises (“FIE”) and Foreign Enterprises (collectively, the “previous EIT Law”). Pursuant to the previous EIT Law, enterprises were generally subject to a state tax rate of 30% and a local tax rate of 3% for a total statutory tax rate of 33%. RDA Beijing entered into its first cumulatively profitable year in 2006. Its applicable EIT rate for year 2006 and 2007 was 33%. RDA Shanghai was registered in the Pudong New District of Shanghai and was subject to an EIT rate of 15% pursuant to the local tax preferential treatment before January 1, 2008. In addition, under previous EIT Law, foreign-invested Integrated Circuit (“IC”) design enterprises were entitled to a two year income tax exemption and a three year 50% tax rate reduction starting from their respective first cumulatively profitable year (the “2+3 Tax Holiday”). RDA Shanghai qualifies as an IC design enterprise and entered into its first cumulatively profitable years in 2005. RDA Shanghai was exempted from EIT for years 2005 and 2006, and was entitled to an income tax rate of 7.5% (50% of the preferential rate of 15%) for year 2007.

Effective January 1, 2008, the new Corporate Income Tax Law (the “CIT Law”) in China supersedes the previous EIT Law. The CIT Law applies a uniform income tax rate of 25%. The enterprises which were entitled to a preferential tax treatment such as a reduced tax rate were eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. The phasing-in rates during the 5-year transition period are 18%, 20%, 22%, 24% and 25%, respectively. Therefore, RDA Shanghai is entitled to an income tax rate of 9% and 10% for year 2008 and 2009, respectively (i.e. 50% of transitional tax rate of 18% and 20%, respectively). In December 2008, RDA Shanghai qualified as a High and New Technology Enterprise (“NHTE”) which, according to the CIT Law, could apply for and then enjoy a preferential CIT rate of 15% for the succeeding three years from 2008 to 2010 and RDA Shanghai had applied for and obtained such preferential CIT treatment. As a result, its CIT rate for year 2010 was 15% after the expiration of 2+3 Tax Holiday in year 2009. In 2011, RDA Shanghai has completed the renewal of such NHTE qualification for the succeeding three years from 2011 to 2013.

The CIT law also allows foreign-invested IC design enterprises which were established prior to January 1, 2008, entitled to 2+3 Tax Holiday. In 2008, RDA Beijing qualified as an IC design enterprise and entered into its first year of the 2+3 Tax Holiday. Accordingly, RDA Beijing was exempted from CIT for the years 2008 and 2009 and was subject to CIT at a rate of 12.5% in 2010 and will be subject to that rate in 2011 and 2012. RDA Beijing also qualified as a NHTE in 2008. However, it elected not to apply for the preferential CIT rate of 15% because RDA Beijing was entitled to a lower rate under 2+3 Tax Holiday.

Effective from February 22, 2008, the dividends declared out of the profits earned after January 1, 2008 by a FIE to its immediate holding company outside PRC would be subject to withholding taxes at a rate of 10%. A favorable withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. The Company’s subsidiaries in China are considered FIEs and are wholly owned by RDA Tech, incorporated in Hong Kong. According to the tax treaty between the PRC and Hong Kong, dividends payable to its Hong Kong parent from FIE in the PRC will be subject to withholding tax at a rate of 5%. The Company has not provided deferred taxes on the undistributed earnings of its FIEs in the PRC because the Company intents to indefinitely invest all of FIEs’ earnings to further expand its businesses in the PRC. If such earnings were distributed in the form of dividends, additional tax may result. Determination of the related amount of unrecognized deferred taxes is not practicable.

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009	2010	2011
Statutory income tax rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(22)%	(13)%	(17)%
Effective income tax rate	3%	12%	8%

Significant components of deferred tax assets

	December 31,
	2010	2011
Property and equipment basis difference	18	14
Net operating loss carry-forwards	114	—
Total deferred tax assets	132	14

The provision for income taxes for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009	2010	2011
Current income tax expense	191	2,368	4,553
Deferred income tax expense before valuation allowance	186	140	118
	377	2,508	4,671

As of December 31, 2011, the Company recorded a liability for uncertain tax provisions in accordance with ASC 740 that amounted to approximately USD229. The activity in the Company’s unrecognized tax benefits in 2009, 2010 and 2011 is summarized as follows:

Balances as of January 1, 2008	222
Exchange rate difference	15
Balance as of December 31, 2008	237
Exchange rate difference	1
Balance as of December 31, 2009	238
Exchange rate difference	7
Balance as of December 31, 2010	245
Reversal of accrual	(28)
Exchange rate difference	12
Balance as of December 31, 2011	229

The Company does not expect significant increases or decreases in unrecognized tax benefits within 12 months of December 31, 2011. The Company has not been subject to an examination by any major tax jurisdictions. The Company accrued interest and income tax penalties of USD148 and USD161 as of December 31, 2010, and 2011, respectively. No income taxes or income tax penalties were paid in any of the periods presented.

The aggregated amount and per ordinary share effect of the tax holiday are as follows:

	For the Year Ended December 31,
	2009	2010	2011
The aggregated dollar effect	(201)	(146)	(687)
Per ordinary share effect — basic	(0.00)	(0.00)	(0.00)
Per ordinary share effect — diluted	(0.00)	(0.00)	(0.00)

CONVERTIBLE REDEEMABLE PREFERRED SHARE	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARE
CONVERTIBLE REDEEMABLE PREFERRED SHARE

10.  CONVERTIBLE REDEEMABLE PREFERRED SHARE

Series A Shares

In March 2004, the Company entered an agreement with an investor to sell an aggregate of 94,648,784 Series A Convertible Redeemable Preferred Shares (“Series A Shares”) and 8,000,775 ordinary shares as follows:

(a)         First closing (completed in March 2004): Issuance of 8,000,775 ordinary shares and 18,929,757 Series A Shares for proceeds of USD2,000;

(b)         Second closing upon the achievement of certain operational conditions (achieved and completed in June 2004): Issuance of 28,394,635 Series A Shares for proceeds of USD3,000;

(c)          Third closing upon the achievement of certain operational conditions (achieved and completed in March 2005): Issuance of 47,324,392 Series A Shares for proceeds of USD5,000; and a

(d)         Fourth closing at the option of the investor to purchase up to an additional 47,324,392 Series A Shares for the purchase price of USD0.1057 per share (proceeds of USD5,000 if fully exercised). The exercisability of this warrant is contingent on the Company not raising at least USD7,500 from outside equity financing at a minimum price of USD0.33 per share before the expiration date. The expiration date was three years from the third closing, which came out to March 22, 2008. As of March 2004, this fourth closing is treated as a warrant to contingently purchase Series A Shares at a fixed price and had a fair value of USD427. This option was subsequently cancelled in December 2008 in conjunction with Series B Shares issuance described below.

Upon the first closing, the Company allocated proceeds of USD2,000 among the 8,000,775 ordinary shares, the 18,929,757 Series A Shares and the conditional fourth closing warrant, based on the relative fair value of each component, in the amount of USD422, USD1,297, and USD281, respectively. The warrant was classified as equity and recorded as an increase in additional paid-in capital.

Series B Shares

In December 2005, the warrant related to the fourth closing of Series A Shares was cancelled and concurrently, the Company issued a convertible promissory note (“Promissory Note”) to the Series A investor for consideration of USD5,000.

The Promissory Note carried interest at a non-compounded 8% per annum, had no maturity date and is convertible into the Company’s next round of preferred shares at the earliest of the following and at the conversion rate indicated:

a)             at the new round of equity financing with gross proceeds of at least USD10,000, provided that such financing is before May 31, 2007. Convertible at a per share price based on the higher of (1) USD25,000 valuation of the Company, or (2) 80% of the per share price of the share price issued under the new round of equity financing;

b)             if there is a change in control event prior to May 31, 2007, then the Promissory Note is convertible into a new series of preference share at a per share price based on a USD25,000 valuation of the Company; or

c)              if there has not been a new round of equity financing or a change in control event as of May 31, 2007, then the Promissory Note is convertible into a new series of preference shares at a per share price based on a USD25,000 valuation of the Company. The new series of preference shares shall rank pari passu to the Series A Shares.

In addition to the conversion terms above, the Promissory Note should be paid by the Company upon certain events of default. The Promissory Note was recorded as a liability of USD5,000 with subsequent accrual of interest. The cancellation of the contingent warrant was deemed to be expiration and had no impact on the Company’s results of operations or shareholders’ deficit as the Company expected to be able to obtain sufficient outside equity financing if necessary.

In November 2006, the Company and the investor agreed to convert the Promissory Note into 32,972,304 Series B Convertible Redeemable Preferred Shares (“Series B Shares”) at a per share price of USD0.1637738. As this conversion was prior to the occurrence of any of the above conversion events as defined in the Promissory Note agreement, the Promissory Note was deemed extinguished in November 2006.

Series C Shares

In January 2007, the Company issued 30,008,554 Series C Convertible Redeemable Preferred Shares (“Series C Share”) for proceeds of USD10,000.

The above Series A Shares, Series B Shares and Series C Shares (collectively, “Preferred Shares”) were classified as mezzanine equity due to liquidation preferences and redemption rights that are outside the control of the Company.

The significant terms of the Preferred Shares are as follows:

Cumulative Dividends

Prior to 2007, the holders of Series A Shares and Series B Shares were entitled to receive cumulative dividends at the non-compound rate of twelve percent (12%) per annum of the issue price. In connection with the Series C financing in January 2007, the cumulative dividend rate on Series A Shares and Series B Shares was modified from 12% to 8% per annum of the issue price consistent with the Series C Shares effective from the issuance date. The change in the dividend rate has no impact on the Company’s consolidated financial statements as it is considered an agreement among the preferred shareholders in connection with the Series C financing. Dividends are payable upon (1) redemption of the Preferred Shares (see redemption terms below), or (2) a liquidation, dissolution or winding up of the Company.

Accumulated undeclared dividends consisted of the following:

	December 31,
	2009	2010	2011
Series A Shares	4,130	—	—
Series B Shares	1,344	—	—
Series C Shares	2,333	—	—
Total	7,807	—	—

Cumulative dividends up to the December 2008 modification date were included in accretion to the redemption value of Preferred Shares (see Accretion and Modification below).

Participating Rights

No dividend, whether in cash, in property or in shares of the capital of the Company, shall be paid on any other class or series of shares of the Company, unless and until all cumulative dividends are declared and paid, and dividends in like amount are first paid in full on the Preferred Shares (on an if-converted basis).

Conversion Rights

Each holder of Preferred Shares can convert all or any portion of outstanding Preferred Shares into ordinary shares at any time at the option of the holder. The initial conversion rate is one-for-one, subject to anti-dilutive provisions. In addition, the Preferred Shares will be automatically converted into ordinary shares upon the closing of a qualified initial public offering (“Qualified IPO”). A Qualified IPO is defined as a public offering on the Hong Kong Stock Exchange or other internationally recognized stock exchange, with gross proceeds to the Company in excess of USD50,000 and a minimum fully distributed market capitalization of USD200,000.

Voting rights

Each Preferred Share carried the number of votes equal to the number of ordinary shares issuable upon conversion. The holders of Preferred Shares shall generally vote together with the ordinary shareholders except for certain events as described in the Company’s Articles of Association which requires the prior written approval of holders of at least a majority of the outstanding Preferred Shares.

Liquidation preferences

In the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or certain deemed liquidation events such as a change in control of more than 50% or sale of all or substantially all of the Company’s assets, the holders of the Preferred Shares shall be entitled to receive, prior to any distribution to the holders of the ordinary shares, an amount equal to the original issue price of Preferred Shares plus all accrued or declared but unpaid dividends thereon, in order of preferences, first to the holders of Series C Shares, then to the holders of Series B Shares and then to the holders of the Series A Shares.

Redemption rights

In the event of (i) gross misrepresentation or fraud on the part of the Founder or the Company, or (ii) the Company’s failure to achieve annual sales target of USD100,000 in any one of the Company’s financial years that end on or prior to December 31, 2009, at the option of a majority of Preferred Shares holders, the Company shall redeem all Preferred Shares at the original Preferred Share purchase price plus all unpaid cumulative dividends as of the date of redemption. The Preferred Shares were modified to remove the redemption right linked to the annual sales target (see Modification below)

Accretion

Starting on the respective issuance date of the Preferred Shares, the Company accreted the Preferred Shares’ initial carrying values to their redemption value at December 31, 2009, the earliest redemption date, based on the effective interest method. Upon the issuance of the Series C Shares in January 2007, the Company adjusted the accretion on Series A Shares and Series B Shares to reflect the adjustment of the cumulative dividend rate from 12% to 8%. In December 2008, accretion was discontinued due to the modification described below.

Modification

In December 2008, shareholders of Preferred Shares agreed to remove the redemption right linked to the annual sales target described above from the Preferred Shares agreement for no consideration. The Company concluded that the removal of the redemption right is a modification of the terms of Preferred Shares (the “Modification”), which to the extent there is a decrease in fair value would result in a transfer of wealth to ordinary shareholders, computed as the difference between the fair value of Preferred Shares immediately before and after the modification. The modification to remove the redemption feature reduced the fair value of Series B Shares and Series C Shares by USD3 and USD252, respectively. The differences were recorded as additions to additional paid-in capital in shareholders’ deficit and a reduction to the carrying values of the Series B Shares and the Series C Shares at the same time, to reflect a capital contribution from the Preferred Shareholders as a result of giving up the redemption rights. At the same time, the modification to remove the redemption feature did not result in significant changes to the fair value of the Series A Shares.

Subsequent to the Modification, the redemption is not considered probable. As a result, the Company has discontinued further accretion of the carrying values on December 2008. However, the Company continues to record cumulative dividends before deriving the net income/(loss) attributable to ordinary shareholders.

Upon completion of the Company’s IPO in November 2010, all of the Company’s issued and outstanding convertible redeemable preferred shares were converted to 157,629,642 ordinary shares at the ratio of 1 to 1.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

11.  ORDINARY SHARES

On January 27, 2004, the Company issued 100 ordinary shares to a founder at USD0.01 per share when the Company was incorporated. On August 31, 2005, the Company issued 19,999,900 ordinary shares to various employees and consultants at USD0.01 per share. Such shares were issued for services already performed in connection with the establishment of the Company. The Company recorded compensation expense based on the fair value of the shares issued.

In connection with the Series A financing, the Company’s Series A investor purchased 8,000,775 ordinary shares from the Company in March 2004 (Note 10). In November 2006, the Series A investor transferred such 8,000,775 ordinary shares to certain employees and the Company recorded compensation expense based on the fair value of the shares transferred to these employees.

In August 2006, the Company issued 6,105,982 ordinary shares to the founder for proceeds of USD1,000. In November 2006, the Company issued 3,327,760 ordinary shares to certain employees for proceeds of USD545. In connection with these issuances of ordinary shares, the Series A investor and these employees entered into agreements whereby the employees would borrow, either directly or indirectly, half of the purchase price of the ordinary shares from the Series A investor. Loans of USD773 were borrowed from the Series A investor on the date of the respective share issuances and were payable in five years (August 2011 and November 2011, respectively). Such loans were personally guaranteed by the founder and bore an interest rate of 3% per annum. The Company concluded that these loans were non-recourse in substance and therefore, the issuance of ordinary shares associated with loans from a principal shareholder were considered stock options granted to employees. However, as the Series A investor bears the collection risk of the loans and shares were immediately vested, the shares were considered exercised upon issuance.

In December 2009, RDA Cayman issued 12,899,062 ordinary shares to 111 employees who had exercised vested stock options granted under RDA Micro BVI’s 2005 Share Option Scheme. These options had been assigned to and assumed by RDA Cayman in August 2008.

In December 2009, the Company entered into a subscription agreement with a third party investor to issue 1,950,642 ordinary shares for proceeds of USD4,200 or USD2.1531 per share.

On March 16, 2010, the Company issued 1,950,642 ordinary shares to an investor for proceeds of USD4,200 or USD2.1531 per share pursuant to the subscription agreement entered into in December 2009.

In November 2010, the Company offered 8,467,000 American Depositary Shares (“ADSs”), representing 50,802,000 ordinary shares, at USD9 per ADS to the public, and raised proceeds of USD76,203, net of issuance costs of USD8,722. The Company’s ADSs are traded on the NASDAQ in the United States.

From October 2011 to December 2011, the Company used USD12,835 and repurchased 1.57 million of its ADSs, see note 14 for details.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12.  SHARE-BASED COMPENSATION

On August 31, 2005, the Company authorized an employee stock option scheme (the “2005 Scheme”), under which up to 30,000,000 ordinary shares were to be granted. The Company has made the following option grants under the 2005 Scheme:

a)             On September 1, 2005, the Company granted options to certain employees of the Company to purchase 11,453,431 ordinary shares at an exercise price of USD0.11. These awards generally vest equally on each of 4 anniversary dates of employment date.

b)             On September 1, 2006, the Company granted options to certain employees and a consultant of the Company to purchase 8,181,058 ordinary shares at an exercise price of USD0.0844. These awards generally vest monthly for 60 months following the grant date.

c)     On September 1, 2007, the Company granted options to certain employees and a consultant of the Company to purchase 10,100,937 ordinary shares at an exercise price of USD0.2727. These awards generally vest monthly for 60 months following the grant date.

d)    On August 1, 2009, the Company granted options to certain employees of the Company to purchase 670,000 ordinary shares at an exercise price of USD0.5. These awards vest monthly over two to five years following the grant date.

All the options granted have a contractual term of 10 years.

The options that were granted prior to April 2008 carried a Qualified IPO performance and service condition that affect vesting, as defined in ASC 718. As of December 31, 2005, 2006 and 2007, the Company was not able to determine that it was probable that the performance condition would be satisfied until the completion of a Qualified IPO. Therefore, the Company did not recognize any share-based compensation expense of all these options for the years ended December 31, 2005, 2006 and 2007.

In April 2008, the Company amended the 2005 Scheme to remove the provision requiring a Qualified IPO for options to become exercisable leaving only a service condition. The Company concluded that this amendment met the definition of improbable-to-probable modification because it previously was not probable that the performance condition would be satisfied, and the modification caused it to become probable. Because the original performance condition was not probable on the modification date, the Company did not use the original grant-date fair value to measure compensation cost for the stock option grants in 2005, 2006 and 2007. As required by ASC 718, the Company calculated the fair value of the awards on the modification date. The weighted average fair value per option on the modification date of the stock option grants in 2005, 2006 and 2007 were USD0.2066, USD0.2318 and USD0.1728, respectively. The aggregate fair value of the vested awards of USD3,106 was recognized immediately on the modification date. The share-based compensation for unvested awards would be recognized over the remaining requisite service period on a straight line basis.

On November 2, 2009, the Company authorized a share incentive plan (the “2009 Plan”). Subject to the 2009 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 30,000,000 ordinary shares. Under the 2009 Plan, the Company granted 7,260,134 Restricted Share Unit awards (the “RSU”) to certain employees on November 2, 2009. These awards will vest over a two to five year term from the grant date.

On January 18, 2010, the Company granted 108,107 RSUs to certain employees which will vest over a five year term. The grants carry both a Qualified IPO performance and service conditions that affect vesting. Upon the completion of a Qualified IPO, the Company recognized compensation expense for the grant date fair value of the vested awards utilizing the graded-vesting method. The grant date fair value of RSUs granted on January 18, 2010 was USD2.1531.

The RSUs are not entitled to voting or dividend rights until delivery of the ordinary shares.

The RSUs granted on November 2, 2009 and January 18, 2010 carried a Qualified IPO performance and service condition that affected vesting, as defined in ASC 718. As of December 31, 2009, the Company was not able to determine that it was probable that the performance condition would be satisfied until the completion of a Qualified IPO. Therefore, the Company did not recognize any share-based compensation expense on the RSUs for the year ended December 31, 2009.

On January 18, 2010, the Company cancelled 1,356,547 RSUs granted to certain employees on November 2, 2009 and concurrently granted Restricted Shares (the “RS”) with similar terms. The Company concluded that this amendment met the definition of an improbable-to-improbable modification because both the RSUs and RSs carry the same Qualified IPO performance and service conditions that affected vesting. The modification date incremental fair value was nil. Therefore, the Company has determined that there was no accounting for the RSs until the completion of a Qualified IPO, at which time the Company has begun to recognize the grant date fair value.

In May 2010, the Company cancelled 119,671 RSUs granted to certain employees on November 2, 2009 and 562,334 RSs granted to certain employees on January 18, 2010. Since both RSUs and RSs carried Qualified IPO performance condition that affected vesting, due to the fact that the Qualified IPO performance condition was not probable at the time of the grant and cancellation, the Company did not recognize any of the unrecognized compensation cost.

Upon the completion of the Company’s IPO in November 2010, the Company recognized USD 6,939 share-based compensation expense related to RSUs granted in November 2009 and January 2010 and RSs granted in January 2010 as these awards carried a Qualified IPO performance condition.

On April 22, 2011, the Company granted 139,998 RSUs to three independent directors vesting over a 7 month term.

The Company has also made the following option grants under the 2009 Plan (“2011 option grant”):

a)             On April 20, 2011, the Company granted options to certain employees of the Company to purchase 1,194,984 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over two to five years following the grant date.

b)             On July 6, 2011, the Company granted options to certain employees of the Company to purchase 1,879,885 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over four years following the grant date.

All of the options granted in year ended 2011 only carry service conditions that affect vesting.

Stock Options to Employees

The following table summarized the stock option activity under the Company’s 2005 Scheme and 2009 Plan (in USD, except shares):

				Weighted
			Number of	Average
		Weighted	vested and	Remaining	Aggregate
	Number of	Average	exercisable	Contractual	Intrinsic
	Shares	Exercise Price	options	Life (Years)	Value
Outstanding at December 31, 2008	29,349,010	0.1580	18,118,646	7.620	5,059,126
Granted	670,000	0.5000
Exercised	(12,899,062)	0.1392
Forfeited	(81,077)	0.2278
Outstanding at December 31, 2009	17,038,871	0.1854	9,013,027	6.945	33,527,957
Granted	—	—
Exercised	—	—
Forfeited	(54,000)	0.5000
Outstanding at December 31, 2010	16,984,871	0.1844	12,544,204	5.936	38,226,726
Granted	3,074,869	0.7000
Exercised	(1,962,906)	0.1310
Forfeited	(7,313)	0.7000
Outstanding at December 31, 2011	18,089,521	0.2776	14,003,243	5.788	27,931,425

The aggregated intrinsic value of the exercisable options at December 31, 2011 was USD22,784.

The weighted average fair value of options granted during the year ended December 31, 2009 and 2011 was USD 1.4439 and USD 1.2671, respectively. No stock options were granted in 2010. The total fair value of stock options vested during the years ended December 31, 2009, 2010 and 2011 was USD842, USD898 and USD 1,323, respectively. The aggregate intrinsic value for stock options exercised during the years ended December 31, 2009, 2010 and 2011 was USD25,977, nil and USD3,319, respectively.

As of December 31, 2010 and 2011, the unrecognized compensation cost of USD1,331 and USD3,892, respectively, after adjustment for estimated forfeitures, was related to non-vested stock option awards granted to employees. Such unrecognized cost would be expected to be recognized over a weighted average period of 3.18 years and 2.74 years, respectively.

As of December 31, 2010 and 2011, weighted average exercise price of exercisable options is USD0.1618 and USD 0.1946, respectively.

Under ASC 718, the Company applied the Black-Scholes valuation model in determining the fair value of options granted in 2009 under the 2005 Scheme. Risk-free interest rates are based on the derived market yield of China Government international bond for the terms approximating the expected life of the award at the time of grant. The Company used ASC 718-10-S99 to determine the expected terms. Expected dividend yield is determined in view of the Company’s historical dividend as well as expected future payout rate. The Company estimated the expected volatility at the date of grant based on the average annualized standard deviation of the share price of comparable listed companies. The assumptions used to value share-based compensation awards for the years ended December 31, 2009, 2010 and 2011 are presented as follows:

2009 grants
Risk-free rate of return	4.02%
Expected term (years)	6.27
Expected volatility	53.32%
Dividend yield	—

There were no options granted to the consultant in 2009, 2010 and 2011.

Under ASC 718, the Company applied the binomial valuation model in determining the fair value of options granted in 2011 under the 2009 Plan as these options were granted in-the-money. The estimated value of options is determined based on the estimated value of the underlying ordinary shares, the exercise prices of the options, and the effect of the following assumptions using the binomial option pricing model:

2011 Grant
Risk-free interest rate (per annum) (1)	3.12%-3.43%
Exercise multiple (2)	2.5-2.8
Expected volatility (3)	47.86%-48.08%
Dividend yield (4)	—

(1)                   The risk-free interest rate is based on the market yield of the US Treasuries with maturity period that equals to the contractual life of the Share Options.

(2)                   The management estimates the options will be exercised when the spot price reaches 2.5-2.8 times of exercise price after becoming exercisable.

(3)                   This refers to the expected volatility of the future share price. Since the transaction history of the Company was short, the expected price volatility was based on the historical price volatility of the shares of the comparable companies of RDA.

(4)                   The Company has no history or expectation of paying dividends on its ordinary shares.

RSUs to Employees

The following table summarizes RSU activity:

				Weighted
			Number of	Average
		Weighted	vested and	Remaining	Aggregate
	Number of	Average	exercisable	Contractual	Intrinsic
	Shares	Exercise Price	RSUs	Life (Years)	Value
Outstanding at December 31, 2008	—	—
Granted	7,260,134	0.01
Forfeited	(22,920)	0.01
Outstanding at December 31, 2009	7,237,214	0.01	—	9.58	15,510,073
Granted	108,107	0.01
Cancelled	(1,476,218)	0.01
Vested	(1,762,899)	0.01
Forfeited	(52,701)	0.01
Outstanding at December 31, 2010	4,053,503	0.01	1,762,899	8.58	9,829,745
Granted	139,998	0.01
Vested	(1,318,964)	0.01
Forfeited	(9,101)	0.01
Outstanding at December 31, 2011	2,865,436	0.01	3,081,863	7.58	5,191,215

The fair value of the RSUs was measured as the grant date fair value of the Company’s ordinary shares reduced by the present value of the dividends expected to be paid on the underlying shares during the requisite service period. Expected dividend yield is nil for all RSUs.

The weighted average fair value of RSUs granted during the years ended December 31, 2009, 2010 and 2011 was USD 1.7714, USD2.1531 and USD 2.1883, respectively.

As of December 31, 2010 and 2011, the unrecognized compensation cost is USD3,745 and USD 1,753, respectively, after adjustment for estimated forfeitures, was related to non-vested RSUs granted to employees.

RSs to Employees

The following table summarizes RSs activity:

				Weighted Average
		Weighted	Number of vested	Remaining	Aggregate
	Number of	Average	and exercisable	Contractual	Intrinsic
	Shares	Exercise Price	RSs	Life (Years)	Value
Outstanding at December 31, 2009	—	—
Granted	1,356,547	0.01
Cancelled	(562,334)	0.01
Vested	(225,027)	0.01
Outstanding at December 31, 2010	569,186	0.01	225,027	8.58	1,380,276
Vested	(158,843)	0.01
Outstanding at December 31, 2011	410,343	0.01	383,870	7.58	743,405

The fair value of the RSs was measured as the grant date fair value of the Company’s ordinary shares reduced by the present value of the dividends expected to be paid on the underlying shares during the requisite service period. Expected dividend yield is nil for all RSs.

The weighted average fair value of RSs granted during the years ended December 31, 2010 was USD 1.7714.

The employees are required to pay the par value of USD 0.01 per share for their granted RSs.

As of December 31, 2010 and 2011, the unrecognized compensation cost is USD530 and USD250, respectively.

RECOURSE LOANS	12 Months Ended
Dec. 31, 2011
RECOURSE LOANS
RECOURSE LOANS

13.  RECOURSE LOANS

In December 2009, the Company provided loans in the aggregate of USD1,795 with full recourse to certain employees to exercise their vested stock options. These loans have terms of one year and carry 4% interest per annum. The Company concluded that these loans were full recourse in substance and therefore, recognized the stock option exercises. The Company accounted for these recourse loans and related interest receivable as a contra-equity item on the consolidated balance sheets.

These recourse loans with full recourse to certain employees to exercise their vested stock options were fully repaid by employees as of December 31, 2010.

In October 2011, the Company provided loans in the aggregate of USD509 with full recourse to certain employees to facilitate the employee’s personal financial engagement. The employee pledges the right, title and interest in the ordinary shares of the Company that the employee owns to secure this loan principal. The loans have terms of five years. The Company accounted for these recourse loans as a contra-equity item on the consolidated balance sheets.

SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

14.  SHARE REPURCHASE PROGRAM

In August 2011, the Company’s Board approved a share buy-back of up to USD5,000 of its ADSs and in October 2011, the Company’s Board approved to increase its share repurchase program up to USD15,000. Under this share repurchase program, the Company spent an aggregate purchase consideration of USD12,835 and repurchased 1.57 million of its ADSs (9.46 million ordinary shares), which were treated as treasury stock by the Company.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

15.  EMPLOYEE BENEFITS

(i)     Staff welfare benefit

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits. In accordance with the relevant regulations, the Company’s PRC subsidiaries are required to accrue for these benefits based on certain percentages of the employees’ salaries with a certain cap and make contributions to the state-sponsored welfare, pension and medical plans out of the amounts accrued. There are no further commitments or liabilities from the Company to the PRC employees after the contribution. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees. Expenses associated with such benefits amounted to USD1,110, USD1,477 and USD2,075 for the years ended December 31, 2009, 2010 and 2011, respectively.

(ii)      Paid leave carried forward

The Company provides paid annual leave to its employees under their employment contracts on a calendar year basis. Under certain circumstances, such leave which remains untaken as at the balance sheet date is permitted to be carried forward and utilized by the respective employees in the following year. An accrual is made at the balance sheet date for the expected future cost of such paid leave earned during the year by the employees and carried forward. As of years ended December 31, 2010 and 2011, the Company accrued liability for annual leave of USD195 and USD459, respectively.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

16.  EARNINGS PER SHARE

Basic and diluted net income attributable to the Company’s ordinary shareholders per ordinary share for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009	2010	2011
Numerator:
Net income for the year	11,306	19,132	51,630
Accretion/cumulative dividends for Preferred Shares	(2,030)	(1,741)	—
Amount allocated to participating preferred shareholders	(7,449)	(12,112)	—
Numerator for basic and diluted earnings per share	1,827	5,279	51,630
Denominator:
Weighted average ordinary shares outstanding for basic calculation	38,671,413	82,221,102	262,542,760
Dilutive effect of share-based awards	20,229,603	15,137,668	16,262,798
Denominator for diluted calculation	58,901,016	97,358,770	278,805,558
Basic earnings per ordinary share	0.05	0.06	0.20
Diluted earnings per ordinary share	0.03	0.05	0.19

The following ordinary equivalent shares were excluded from the computation of diluted net income per common share for the periods presented because including them would have had an anti-dilutive effect:

	For the Year Ended December 31,
	2009	2010	2011
Preferred shares	157,629,642	—	—

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17.  RELATED PARTY TRANSACTIONS

The holder of the majority of the Company’s ordinary shares also holds a majority of the preferred shares of another two companies. During the years ended December 31, 2009, 2010 and 2011, the Company had the following transactions and balances with these two companies.

	For the Year
	Ended December 31,
	2009	2010	2011
Sales of products to a related party	316	1,143	706
Royalty fee charged to a related party	—	64	2,521
Purchase of materials on behalf of a related party	373	2,274	25,836
Commission fee to a related party	—	—	531
Fees charged for material purchases to a related party	18	124	1,298
Purchase of IP license from another related party	200	—	—

Balances with the above affiliates as of the periods indicated are as follows:

	December 31,
	2010	2011
Due from a related party	1,273	22,822
Deposit fee paid to a related party for IP acquisition (Note (4))	—	2,220

As of December 31, 2011, of the total USD$22,822 receivables from this related party, USD5,952 had been due for more than 90 days.

Subsequent to December 31, 2011, the Company has collected USD9,500 out of the outstanding balance at year end. The Company has assessed the financial performance and repayment ability of that company and determined the collectability is reasonably assured, thus no provision has been provided.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18.  COMMITMENTS AND CONTINGENCIES Intellectual Property Indemnification

The Company has agreed to indemnify certain customers for claims made against the Company’s products, where such claims allege infringement of third party intellectual property rights, including, but not limited to, patents, registered trademarks, and/or copyrights. Under the aforementioned indemnification clauses, the Company may be obligated to defend the customer and pay for the damages awarded against the customer under an infringement claim, including paying for the customer’s attorneys’ fees and costs. The Company’s indemnification obligations generally do not expire after termination or expiration of the agreement containing the indemnification obligation. In certain cases, there are limits on and exceptions to the Company’s potential liability for indemnification. Although, historically, the Company has not made significant payments under these indemnification obligations, the Company cannot estimate the amount of potential future payments, if any, that it might be required to make as a result of these agreements. However, the maximum potential amount of any future payments that the Company could be required to make under these indemnification obligations could be significant. Currently, the Company is not aware of any such claims.

Purchase Commitments

The Company purchases wafers from a variety of suppliers and uses several contract manufacturers to provide manufacturing services for its products. During the normal course of business, in order to manage manufacturing lead times and help ensure adequate supply, the Company issues purchase orders to suppliers and contract manufacturers. The purchase commitments arising from these purchase orders are noncancelable. The Company records a liability for noncancelable purchase commitments for quantities in excess of its future demand forecasts consistent with the valuation of the Company’s excess and obsolete inventory. The Company recorded such liabilities amounting to USD1,559, nil and USD235 as of December 31, 2009, 2010 and 2011. As of December 31, 2010 and 2011, the Company had outstanding purchase orders in the amount of USD28,906 and USD47,004, respectively.

Legal Matters

The Company in the past received several claims that it may be infringing on the intellectual property rights of other parties. Should the Company elect to enter into license agreements with other parties or should the other parties resort to litigation, the Company may be obligated in the future to make payments or to compensate these third parties. As of December 31, 2011, there was no claim or litigation against the Company.

Operating Lease Commitments

The Company has entered into noncancelable rental agreements with property management for office premises. The minimum future lease payments under noncancelable operating leases as of December 31, 2010 and 2011 are as follows:

	December 31, 2010	December 31, 2011
2011	445	—
2012	212	1,344
2013	—	802
2014	—	215
	657	2,361

Rental expenses for the years ended December 31, 2009, 2010 and 2011 were USD386, USD500 and USD813, respectively.

Capital Commitments

As of December 31, 2010 and 2011, the Company had contracted for capital expenditures on equipment of approximately nil and USD23, respectively.

Other Commitments

The Company’s agreements with third parties for software license fees have the following future payments as of December 31, 2010 and 2011:

	December 31, 2010	December 31, 2011
2011	2,280	—
2012	925	16,594
2013	375	1,163
	3,580	17,757

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.  SUBSEQUENT EVENTS

In March 2012, the Company has received the license from Trident (Note 6) and the Company has paid the remaining purchase amount of USD8,500 to Trident.

In March 2012, in accordance with an amendment to the term sheet for the potential IP acquisition as discussed in Note 4, the  Company paid additional USD6,000 of the deposit fee with the total purchase price still being negotiated, and detail terms have not yet been finalised.

Together with the deposit fee of USD 2,220 the Company made as discussed in Note 4, the Company has made the total deposit fee of USD 8,220. While the Company has the right to recover the deposit fee and expects to do so in the event that the proposed acquisition is not completed, except in the case where the related party is prepared to carry out the transaction and the Company fails to do so, there is no assurance that the Company would be able to recover the deposit fee.